Average Annual Total Returns{- Fidelity® Diversified International Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-08 - Fidelity® Diversified International Fund	Fidelity Diversified International Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Diversified International Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Diversified International Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Diversified International Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Diversified International Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Diversified International Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Diversified International Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Diversified International Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Diversified International Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	29.70%	6.69%	6.58%	29.43%	6.00%	6.06%	18.00%	5.25%	5.33%	22.29%	5.88%	5.67%